TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables		¥ 9,972,937	¥ 7,882,265
Notes payable		5,467,922	4,726,541
Total trade and notes payables	$ 2,366,415	15,440,859	12,608,806
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables		¥ 35,000	¥ 52,000